Income Taxes (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 AED (د.إ)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Income Taxes [Line Items]
Profit tax percentage	2.60%	2.60%	2.60%	21.10%	21.10%
Consecutive years	5 years	5 years	5 years
Preferential tax rate amount	$ 168,000	¥ 1,137,000		$ 168,000	¥ 6,255,000
Valuation allowances (in Dollars) | $
Basic EPS [Member]
Income Taxes [Line Items]
Preferential tax rate amount	0	0		0	500
Dilutive EPS [Member]
Income Taxes [Line Items]
Preferential tax rate amount	$ 0	¥ 100		$ 0	¥ 200
Holgus [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
Consecutive years	5 years	5 years	5 years
Kashgar [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2017 to 2021 [Member] | Holgus X [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2022 to 2026 [Member] | Holgus X [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2016 to 2020 [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2021 to 2025 [Member] | Kashgar Times [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2020 to 2025 [Member] | Holgus H [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2020 to 2025 [Member] | Kashgar Lehong [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2026 to 2030 [Member] | Holgus H [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2026 to 2030 [Member] | Kashgar Lehong [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
Singapore [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	17.00%	17.00%	17.00%
Dubai [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	9.00%	9.00%	9.00%
Statutory income tax (in Dirhams) | د.إ			د.إ 375,000
Hong Kong [Member]
Income Taxes [Line Items]
Profit tax percentage	16.50%	16.50%	16.50%
South Korea [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	10.00%	10.00%	10.00%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	25.00%	25.00%	25.00%
PRC [Member] | High and New Technology Enterprise (“the HNTE”) [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | 2018 to 2026 [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | 2017 to 2026 [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
Minimum [Member] | South Korea [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	9.00%	9.00%	9.00%
Maximum [Member] | South Korea [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	24.00%	24.00%	24.00%